Subordinated Debt	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Subordinated Debt

14. Subordinated Debt

The following obligations are included in Subordinated debt as at December 31, and qualify as capital for Canadian regulatory purposes:

	Interest rate	Earliest par call or redemption date(1)		Maturity	2020	2019
Sun Life Assurance:
Issued May 15, 1998(2)	6.30%	n/a		2028	$150	$150
Sun Life Financial Inc.:
Issued May 29, 2007(3)	5.40%	May 29, 2037	(4)	2042	398	398
Issued September 25, 2015(5)	2.60%	September 25, 2020		2025	—	500
Issued February 19, 2016(6)	3.10%	February 19, 2021		2026	350	349
Issued September 19, 2016(7)	3.05%	September 19, 2023		2028	997	996
Issued November 23, 2017(8)	2.75%	November 23, 2022		2027	399	399
Issued August 13, 2019(9)	2.38%	August 13, 2024		2029	747	746
Issued May 8, 2020(10)	2.58%	May 10, 2027		2032	995	—
Issued October 1, 2020(11)	2.06%	October 1, 2030		2035	745	—
Total subordinated debt					$4,781	$3,538
Fair value					$5,190	$3,727
(1)    The debentures issued by SLF Inc. in 2007 are redeemable at any time, the debentures issued by SLF Inc. in September 2016, May 2020 and October 2020 are all redeemable 5-years after issuance and the debentures issued by SLF Inc. on February 2016, 2017 and 2019 are redeemable on or after the date specified. From the date noted, the redemption price is par and redemption may only occur on a scheduled interest payment date. Redemption of all subordinated debentures is subject to regulatory approval.
(2)    6.30% Debentures, Series 2, due 2028, issued by The Mutual Life Assurance Company of Canada, which subsequently changed its name to Clarica Life Insurance Company ("Clarica") and was amalgamated with Sun Life Assurance. These debentures are redeemable at any time. Prior to May 15, 2028, the redemption price is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.16%.
(3)    Series 2007-1 Subordinated Unsecured 5.40% Fixed/Floating Debentures due 2042. From May 29, 2037, interest is payable at 1.00% over Canadian dollar offered rate for three-month bankers’ acceptances ("CDOR").
(4)    For redemption of the 2007 debentures prior to the date noted, the redemption price is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.25%.
(5)    Series 2015-1 Subordinated Unsecured 2.60% Fixed/Floating Debentures due 2025. On September 25, 2020, SLF Inc. redeemed all of the outstanding $500 principal amount of these debentures in accordance with the redemption terms attached to such debentures.
(6)    Series 2016-1 Subordinated Unsecured 3.10% Fixed/Floating Debentures due 2026. From February 19, 2021, interest is payable at 2.20% over CDOR.
(7)    Series 2016-2 Subordinated Unsecured 3.05% Fixed/Floating Debentures due 2028. From September 19, 2023, interest is payable at 1.85% over CDOR. Between September 19, 2021 and September 19, 2023, the redemption price is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.52%.
(8)    Series 2017-1 Subordinated Unsecured 2.75% Fixed/Floating Debentures due 2027. From November 23, 2022, interest is payable at 0.74% over CDOR.
(9)    Series 2019-1 Subordinated Unsecured 2.38% Fixed/Floating Debentures due 2029. From August 13, 2024, interest is payable at 0.85% over CDOR.
(10)    Series 2020-1 Subordinated Unsecured 2.58% Fixed/Floating Debentures due 2032. From May 10, 2027, interest is payable at 1.66% over CDOR. Between May 10, 2025 and May 10, 2027, the redemption price is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.52%.
(11)    Series 2020-2 Subordinated Unsecured 2.06% Fixed/Floating Debentures due 2035. From October 1, 2030, interest is payable at 1.03% over CDOR. Between October 1, 2025 and October 1, 2030, the redemption price is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.38%.

Fair value is determined based on quoted market prices for identical or similar instruments. When quoted market prices are not available, fair value is determined from observable market data by dealers that are typically the market makers. The fair value is categorized in Level 2 of the fair value hierarchy.

Interest expense on subordinated debt was $131 and $105 for 2020 and 2019, respectively.